Convertible Preferred Stock, Common Stock and Warrants (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 08, 2014
Warrant liability				$ 92,463
Preferred stock, authorized					15,000,000
Unit sale price	$ 0.75		$ 0.75
Exercise of warrants	0		2,779	0
Exercised warrant, per share price	$ 0		$ 0.29	$ 0.00
Restricted stock Granted	0
Restricted stock granted, per share	$ 0
Grant expense	$ 26,812
Future compensation expense	$ 39,188
Consulting Grant 3 [Member]
Restricted stock Granted			120,000
Series A-1 Convertible Preferred Stock [Member]
Preferred stock converted into common shares		64,019
Common stock issued upon conversion of preferred		38,456
Series C Convertible Preferred Stock [Member]
Preferred stock converted into common shares		96,571
Common stock issued upon conversion of preferred		120,714
Series E Convertible Preferred Stock [Member]
Preferred stock, authorized	1,000,000		1,000,000
Preferred stock, shares issued	33,333		33,333
Preferred stock, shares outstanding	33,333		33,333
Stated value preferred stock	$ 0.01		$ 0.01
Series D Convertible Preferred Stock [Member]
Preferred stock, authorized	1,000,000		1,000,000
Preferred stock, shares issued	173,288		191,490
Preferred stock, shares outstanding	173,288		191,490
Stated value preferred stock	$ 0.01		$ 0.01
Series E Preferred Stock [Member]
Preferred stock, authorized			100,000	100,000
Preferred stock, shares issued			33,333	0
Preferred stock, shares outstanding			33,333	0
Stated value preferred stock			$ 0.01	$ 0.01
Redeemable Convertible Preferred Stock Series B
Preferred stock converted into common shares		106,437
Common stock issued upon conversion of preferred		276,883
Maximum [Member] | Consulting Grant 3 [Member]
Restricted stock granted, per share			2.13
Minimum [Member] | Consulting Grant 3 [Member]
Restricted stock granted, per share			$ 1.77
Series D Preferred Stock [Member]
Warrant liability		$ 19,807